COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	¥ (5,800,000)	$ (793,315)	¥ (8,264,191)	¥ (7,655,146)
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustments	(40,474)	(5,545)	49,765	14,556
Comprehensive loss	(5,831,123)	(798,860)	(8,214,426)	(7,640,590)
Less: comprehensive income attributable to non-controlling interest	632,921	86,710	82,789	278,633
Comprehensive loss attributable to shareholders of ZEEKR Intelligent Technology Holding	¥ (6,464,044)	$ (885,570)	¥ (8,297,215)	¥ (7,919,223)